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September 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               ING Partners, Inc. (“Registrant”)

(File Nos. 333-32575 and 811-8319)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the Registrant’s ING Solution Portfolios Adviser Class and Service Class shares’ Prospectus, ING Solution Portfolios Initial Class shares’ Prospectus, ING Solution Portfolios Service 2 Class shares’ Prospectus, ING Solution Portfolios Class T shares’ Prospectus, ING Index Solution Portfolios Adviser Class and Service Class shares’ Prospectus, ING Index Solution Portfolios Initial Class shares’ Prospectus, ING Index Solution Portfolios Service 2 Class shares’ Prospectus, ING Index Solution Portfolios Class T shares’ Prospectus and their related Statements of Additional Information each dated September 28, 2011, contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A.

Please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674 with any questions or comments.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Reza Pishva, Esq.
Dechert LLP